Schedule of Realized Investment Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment Realized gains (losses)
Net realized gains	$ 38,123	$ 73,720	$ 113,538
Fixed maturities, available for sale
Investment Realized gains (losses)
Net realized gains	11,434	66,560	120,421
Fixed maturities, at fair value option
Investment Realized gains (losses)
Net realized gains	1,486	(733)
Commercial Mortgage Loans
Investment Realized gains (losses)
Net realized gains	5,935	4,037	2,325
Other Invested Assets
Investment Realized gains (losses)
Net realized gains	(92)
Derivative
Investment Realized gains (losses)
Net realized gains	$ 19,360	$ 3,856	$ (9,208)